Applicable laws and regulations (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Non-accruing loans:
Total non-accruing loans	$ 61,845	$ 64,701
Interest that would be reversed if the loans had been classified as non-accruing loans	1,379	1,056
Income from collected interest on non-accruing loans	1,379	2,879
Corporation Loan
Non-accruing loans:
Total non-accruing loans	$ 61,845	$ 64,701